Common Stock and Warrants (Details - Warrants exercised, issued and expired) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding at beginning, balance	39,391,053	24,935,560
Warrant Exercised	0	0
Warrant Issued	5,000,000	14,720,303
Warrant Expired	(17,920,750)	(264,810)
Warrant outstanding at ending, balance	26,470,303	39,391,053
Weighted average exercise price	$ 0.10